Other Liabilities And Provisions (Tables)	12 Months Ended
Dec. 31, 2014
Other Liabilities And Provisions [Line Items]
Schedule Of Other Liabilities And Provisions

As at December 31	2014	2013

The Bow Office Building (See Note 9)	$1,486	$1,631
Capital Lease Obligations (See Note 9)	473	544
Unrecognized Tax Benefits (See Note 7)	279	133
Pensions and Other Post-Employment Benefits (See Note 21)	144	110
Long-Term Incentives (See Note 20)	70	58
Other	32	44
	$2,484	$2,520

Schedule of Future Minimum Lease Payments for Capital Leases

	2015	2016	2017	2018	2019	Thereafter	Total

Expected Future Lease Payments	$98	$98	$99	$99	$99	$232	$725
Less Amounts Representing Interest	39	36	32	27	23	36	193
Present Value of Expected
Future Lease Payments	$59	$62	$67	$72	$76	$196	$532

Bow Office Building [Member]
Other Liabilities And Provisions [Line Items]
Schedule Of Expected Future Payments And Sublease Recoveries

(undiscounted)	2015	2016	2017	2018	2019	Thereafter	Total

Expected Future Lease Payments	$80	$81	$82	$82	$83	$1,652	$2,060
Sublease Recoveries	$(39)	$(40)	$(40)	$(40)	$(41)	$(812)	$(1,012)